Derivative and Hedging Instruments - Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income (Detail) - Fair value hedges [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	$ 4	$ 2
Gains (losses) recognized for hedged items	(2)	1
Ineffectiveness recognized in investment income	2	3
Interest rate swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives		4
Gains (losses) recognized for hedged items		(2)
Ineffectiveness recognized in investment income		2
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) recognized on derivatives	4	(2)
Gains (losses) recognized for hedged items	(2)	3
Ineffectiveness recognized in investment income	$ 2	$ 1